Document and Entity Information	Oct. 28, 2026
Document Information
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 28, 2026
Entity File Number	001-33260
Entity Registrant Name	TE CONNECTIVITY PLC
Entity Central Index Key	0001385157
Entity Tax Identification Number	98-1779916
Entity Incorporation, State or Country Code	L2
Entity Address, Address Line One	Parkmore Business Park West
Entity Address, Adress Line Two	Parkmore
Entity Address, City or Town	Galway
Entity Address, Postal Zip Code	H91VN2T
Entity Address, Country	IE
Country Region	+353
City Area Code	91
Local Phone Number	378 040
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Ordinary Shares
Document Information
Title of 12(b) Security	Ordinary Shares, Par Value $0.01
Trading Symbol	TEL
Security Exchange Name	NYSE
2.50% Senior Notes due 2028
Document Information
Title of 12(b) Security	2.50% Senior Notes due 2028*
Trading Symbol	TEL/28
Security Exchange Name	NYSE
0.00% Senior Notes due 2029
Document Information
Title of 12(b) Security	0.00% Senior Notes due 2029*
Trading Symbol	TEL/29
Security Exchange Name	NYSE
3.25% Senior Notes due 2033
Document Information
Title of 12(b) Security	3.25% Senior Notes due 2033*
Trading Symbol	TEL/33
Security Exchange Name	NYSE